Commitments and Contingencies (Details) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 217,281,000
2015	230,510,000
2016	236,875,000
2017	59,872,000
Thereafter
Total	$ 744,538,000